Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Appreciation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Appreciation Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$78	0.70%
[1],[2]
Expenses Paid, Amount	$ 78	[1]
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Appreciation Portfolio returned 22.65%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) in the IT sector, shares made gains as hyperscalers and others maintained elevated capital expenditure on generative AI and data centers, for which its chips are central.

↑
Apple, a multinational technology company in the IT sector, shares were higher due to optimism that its AI, Apple Intelligence, will support a large iPhone upgrade cycle and strong growth in its services segment.

↑
Amazon, a multinational ecommerce company in the IT sector, shares strengthened led by margin improvement in its U.S. retail business as its regionalization efforts began to succeed and as its advertising business continued to scale.

Top detractors from performance:
↓
Adobe, a developer of software for design and marketing applications in the IT sector, shares were pressured by disappointing quarterly results with annual recurring revenue growth falling short of expectations, which fueled AI competition fears.

↓
ICON, a leading contract research organization (CRO) that manages clinical trials for biopharmaceutical companies in the health care sector, as the CRO industry has experienced multiple compression in recent years, driven by slowing pharmaceutical and biotechnology spending.

↓
United Parcel Service, a package delivery service in the industrials sector, shares have been depressed by post-pandemic demand normalization and wage pressure from a renewed union contract, which have weighed on its domestic profitability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	22.65	12.78	11.99
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,151,659,920
Holdings Count | $ / shares	65	[3]
Advisory Fees Paid, Amount	$ 7,568,882
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,151,659,920
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$7,568,882
Portfolio Turnover Rate	17%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about December 31, 2024, the portfolio managers of the Fund are Michael Kagan and Stephen Rigo.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Appreciation Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Appreciation Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$106	0.95%
[4],[5]
Expenses Paid, Amount	$ 106	[4]
Expense Ratio, Percent	0.95%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Appreciation Portfolio returned 22.37%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) in the IT sector, shares made gains as hyperscalers and others maintained elevated capital expenditure on generative AI and data centers, for which its chips are central.

↑
Apple, a multinational technology company in the IT sector, shares were higher due to optimism that its AI, Apple Intelligence, will support a large iPhone upgrade cycle and strong growth in its services segment.

↑
Amazon, a multinational ecommerce company in the IT sector, shares strengthened led by margin improvement in its U.S. retail business as its regionalization efforts began to succeed and as its advertising business continued to scale.

Top detractors from performance:
↓
Adobe, a developer of software for design and marketing applications in the IT sector, shares were pressured by disappointing quarterly results with annual recurring revenue growth falling short of expectations, which fueled AI competition fears.

↓
ICON, a leading contract research organization (CRO) that manages clinical trials for biopharmaceutical companies in the health care sector, as the CRO industry has experienced multiple compression in recent years, driven by slowing pharmaceutical and biotechnology spending.

↓
United Parcel Service, a package delivery service in the industrials sector, shares have been depressed by post-pandemic demand normalization and wage pressure from a renewed union contract, which have weighed on its domestic profitability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (2/27/2015)
Class II	22.37	12.50	11.67
Russell 3000 Index	23.81	13.86	12.45
S&P 500 Index	25.02	14.53	13.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,151,659,920
Holdings Count | $ / shares	65	[6]
Advisory Fees Paid, Amount	$ 7,568,882
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,151,659,920
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$7,568,882
Portfolio Turnover Rate	17%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about December 31, 2024, the portfolio managers of the Fund are Michael Kagan and Stephen Rigo.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.